Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 121	$ 123
Business combination	43
Foreign currency translation	(2)	(2)
Goodwill, Ending Balance	162	121
Automotive and Discrete Group (ADG) [Member]
Goodwill [Line Items]
Business combination	43
Goodwill, Ending Balance	43
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	119	121
Foreign currency translation	(2)	(2)
Goodwill, Ending Balance	117	119
Analog, MEMS & Sensors Group (AMS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	$ 2	$ 2